Document and Entity Information	Apr. 03, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Apr. 03, 2024
Entity File Number	001-38842
Entity Registrant Name	Walt Disney Co
Entity Central Index Key	0001744489
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-0940635
Entity Address, Address Line One	500 South Buena Vista Street
Entity Address, City or Town	Burbank
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91521
City Area Code	818
Local Phone Number	560-1000
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DIS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false